Stockholders' Equity Regulatory Capital Requirements (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
The Company
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	$ 1,739,658	$ 1,749,383
Capital to risk weighted assets	23.97%	26.49%
Capital required for capital adequacy	580,671	528,243
Capital required for capital adequacy to risk weighted assets	8.00%	8.00%
Tier one risk based capital	1,648,199	1,666,091
Tier one risk based capital to risk weighted assets	22.71%	25.23%
Tier one risk based capital required for capital adequacy	290,335	264,121
Tier one risk based capital required for capital adequacy to risk weighted assets	4.00%	4.00%
Tier one leverage capital	1,648,199	1,666,091
Tier one leverage capital to average assets	11.39%	13.03%
Tier one leverage capital required for capital adequacy	578,804	511,334
Tier one leverage capital required for capital adequacy to average assets	4.00%	4.00%
The Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	1,750,179	1,693,227
Capital to risk weighted assets	24.11%	25.64%
Capital required for capital adequacy	580,772	528,380
Capital required for capital adequacy to risk weighted assets	8.00%	8.00%
Capital required to be well capitalized	725,965	660,475
Capital required to be well capitalized to risk weighted assets	10.00%	10.00%
Tier one risk based capital	1,658,704	1,609,914
Tier one risk based capital to risk weighted assets	22.85%	24.38%
Tier one risk based capital required for capital adequacy	290,386	264,190
Tier one risk based capital required for capital adequacy to risk weighted assets	4.00%	4.00%
Tier one risk based capital required to be well capitalized	435,579	396,285
Tier one risk based capital required to be well capitalized to risk weighted assets	6.00%	6.00%
Tier one leverage capital	1,658,704	1,609,914
Tier one leverage capital to average assets	11.46%	12.59%
Tier one leverage capital required for capital adequacy	578,816	511,358
Tier one leverage capital required for capital adequacy to average assets	4.00%	4.00%
Tier one leverage capital required to be well capitalized	$ 723,520	$ 639,197
Tier one leverage capital required to be well capitalized to average assets	5.00%	5.00%